Income Taxes - Summary of Reconciliation Between Effective Tax Rate On Income From Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.K. provision at statutory rate	19.00%	19.00%	19.00%
Expenses not deductible for tax purposes	(1.60%)	0.90%	(3.60%)
Return to provision	(0.40%)	0.00%	0.00%
Non-deductible interest expense	0.00%	(3.60%)	0.00%
Income not taxable	0.00%	0.00%	0.80%
Stock based compensation	(19.70%)	2.60%	1.50%
Chargeable gains/(losses)	0.00%	0.00%	0.00%
Remeasurement of warrant liability	0.00%	0.00%	0.00%
Transaction cost adjustment	0.00%	(1.40%)	0.00%
Tax rate change	0.30%	0.00%	(0.40%)
Foreign rate difference	5.30%	0.00%	(1.50%)
Change in valuation allowance	(0.90%)	(21.60%)	(4.00%)
Effective tax rate	2.00%	(4.10%)	11.80%